Condensed Financial Information of Deswell Industries, Inc. (Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Current assets:
Cash and cash equivalents	$ 22,514	$ 14,371	$ 15,192	$ 8,078
Prepaid expenses and other current assets	1,752	2,006
Total current assets	65,369	69,958
Total assets	95,379	100,169
Current liabilities:
Accrued payroll and employee benefits	6,077	5,676
Other accrued liabilities	1,718	1,662
Total current liabilities	15,057	16,205
Total shareholders' equity	80,322	83,964	81,279	76,201
Total liabilities and shareholders' equity	95,379	100,169
Parent Company [Member]
Current assets:
Cash and cash equivalents	902	566	$ 259	$ 174
Prepaid expenses and other current assets	42	41
Amounts due from subsidiaries	19,525	23,641
Total current assets	20,469	24,248
Investments in subsidiaries	61,563	61,447
Total assets	82,032	85,695
Current liabilities:
Accrued payroll and employee benefits	1,588	1,588
Other accrued liabilities	122	143
Total current liabilities	1,710	1,731
Total shareholders' equity	80,322	83,964
Total liabilities and shareholders' equity	$ 82,032	$ 85,695